Mineral property, plant and equipment (Tables)	3 Months Ended
Nov. 30, 2023
Mineral Property Plant And Equipment
Schedule of mineral property, plant and equipment

	Exploration and evaluation expenditures(1)	Mineral properties	Processing plant and related infrastructure	Machinery and equipment(2)	Other(3)	Total
Cost
As at August 31, 2023	$1,864	$41,202	$23,063	$1,624	$351	$68,104
Additions	91	813	2,282	2	—	3,188
As at November 30, 2023	$1,955	$42,015	$25,345	$1,626	$351	$71,292
Accumulated depreciation
As at August 31, 2023	$—	$899	$2,138	$828	$180	$4,045
Depreciation	—	476	52	57	14	599
As at November 30, 2023	$—	$1,375	$2,190	$885	$194	$4,644
Net book value
As at August 31, 2023	$1,864	$40,303	$20,925	$796	$171	$64,059
As at November 30, 2023	$1,955	$40,640	$23,155	$741	$157	$66,648

(1)	Represents exploration and evaluation expenditures related to the Eastern Porphyry and Anfield deposits on the Buckreef property.
(2)	Includes automotive and computer equipment and software.
(3)	Includes leasehold improvements and right-of-use assets.